Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Millions	Total	Common shares	Treasury shares	Additional paid in capital	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021		136,811,842
Beginning balance at Dec. 31, 2021	$ 889.9	$ 13.8	$ (13.7)	$ 1,978.0	$ (1,088.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		14,840,323
Issue of common shares	35.2	$ 1.5		33.7
Equity issuance costs	(1.1)			(1.1)
Share-based compensation	0.3			0.3
Total comprehensive loss	(51.3)				(51.3)
Ending balance (in shares) at Mar. 31, 2022		151,652,165
Ending balance at Mar. 31, 2022	873.0	$ 15.3	(13.7)	2,010.9	(1,139.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		843,010
Issue of common shares	3.7	$ 0.1		3.6
Equity issuance costs	(0.1)			(0.1)
Share-based compensation	0.2			0.2
Total comprehensive loss	(165.3)				(165.3)
Ending balance (in shares) at Jun. 30, 2022		152,495,175
Ending balance at Jun. 30, 2022	711.5	$ 15.4	(13.7)	2,014.6	(1,304.8)
Beginning balance (in shares) at Dec. 31, 2022		228,948,087
Beginning balance at Dec. 31, 2022	897.8	$ 23.0	(9.8)	2,265.6	(1,381.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		15,000,000
Issue of common shares	1.5	$ 2.5	(1.0)	0.0
Convertible debt issuance cost	10.9
Share-based compensation	1.3			1.3
Total comprehensive loss	(7.4)				(7.4)
Ending balance (in shares) at Mar. 31, 2023		243,948,087
Ending balance at Mar. 31, 2023	904.1	$ 25.5	(10.8)	2,277.8	(1,388.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		1,154,645
Issue of common shares	0.0		0.1	(0.1)
Share-based compensation	1.3			1.3
Total comprehensive loss	0.8				0.8
Ending balance (in shares) at Jun. 30, 2023		245,102,732
Ending balance at Jun. 30, 2023	$ 906.2	$ 25.5	$ (10.7)	$ 2,279.0	$ (1,387.6)